Leases (schedule of minimum future rents on non-cancelable operating leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
2022	$ 847
2023	443
2024	29
Total	1,319
Contingent rentals	$ 0	$ 0